Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 30, 2015
Registrant Name	Tributary Funds, Inc.
Central Index Key	0000932381
Amendment Flag	false
Document Creation Date	Dec. 30, 2015
Document Effective Date	Dec. 31, 2015
Prospectus Date	Dec. 31, 2015